Software Licensing and Support Arrangement (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Apr. 17, 2026
Software Licensing And Support Arrangement
Aggregate contractual consideration	$ 102,252	$ 102,252	$ 100,000
Amortization expense	1,873	1,873
Support services expense	$ 853	853
Bolt-on offerings expense		26
Interest expense		$ 1,904